Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$	$
		PRINCIPAL	MARKET
		AMOUNT	VALUE
		(000s)	(000s)
INVESTMENTS IN SECURITIES 183.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~		$687	$687

Total Loan Participations and Assignments (Cost $685)			687

CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 3.8%
ARES Strategic Income Fund
5.450% due 09/09/2028		1,200	1,188
Athene Global Funding
5.033% due 07/17/2030		2,100	2,082
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		249	242
Barclays PLC
7.437% due 11/02/2033 •		600	669
Cape Lookout Re Ltd.
8.770% (FHMMUSTF + 5.250%) due 03/21/2033 ~		250	248
10.420% (FHMMUSTF + 6.900%) due 03/13/2032 ~		250	261
Citrus Re Ltd.
9.060% (T-BILL 3MO + 5.250%) due 06/07/2033 ~		250	254
Credit Suisse AG AT1 Claim		2,612	920
Deutsche Bank AG
3.547% due 09/18/2031 •		2,000	1,888
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~		500	500
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		400	394
5.800% due 03/05/2027		600	603
5.800% due 03/08/2029		400	404
GA Global Funding Trust
5.500% due 04/01/2032		300	299
GLP Capital LP/GLP Financing II, Inc.
5.625% due 09/15/2034		100	99
Golden Bear Re Ltd.
13.300% (JMMMUSTF + 9.750%) due 01/08/2029 ~		250	257
Hestia Re Ltd.
11.770% (BNMMDTSC + 8.250%) due 03/13/2032 ~		250	255
HPS Corporate Lending Fund
5.950% due 04/14/2032		300	294
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	556
Integrity RE III Ltd.
29.020% (FHMMUSTF + 25.500%) due 06/06/2027 ~		250	262
Mayflower Re Ltd.
8.565% (FHMMUSTF + 5.045%) due 07/08/2030 ~		250	250
10.033% (FHMMUSTF + 6.513%) due 07/08/2030 ~		250	250
MMIFS Re Ltd.
5.161% (CAONINDX + 2.900%) due 01/10/2033 ~	CAD	250	178
Polestar Re Ltd.
14.050% (BRMMUSDF + 10.500%) due 01/08/2029 ~		$450	451
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~		400	402
Quercus II Re DAC
13.324% (EUR003M + 11.000%) due 01/07/2031 ~	EUR	250	290
Recoletos RE DAC
5.289% (T-BILL 3MO + 1.500%) due 07/06/2032 ~		$250	250
Sumisho Air Lease Corp.
4.500% due 03/24/2029		800	793
Ursa Re II Ltd.
11.260% (MSMMUSTF + 7.750%) due 06/07/2028 ~		250	257
VICI Properties LP
5.125% due 11/15/2031		100	100
5.625% due 04/01/2035		200	200
5.750% due 04/01/2034
		100	102

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Wells Fargo & Co.
3.900% due 07/22/2032 •	EUR		1,200		1,398

					16,596

INDUSTRIALS 1.3%
Bayer U.S. Finance LLC
6.500% due 11/21/2033			$200		215
Beignet Investor LLC
6.581% due 05/30/2049 (f)			1,770		1,806
DAE Funding LLC
3.375% due 03/20/2028			500		484
Petroleos del Peru SA
5.625% due 06/19/2047			700		501
Petroleos Mexicanos
6.350% due 02/12/2048			300		247
QatarEnergy
4.625% due 06/23/2029			300		298
Road Michigan Property Owner I LLC
7.500% due 03/30/2045			1,600		1,596
United Airlines Pass-Through Trust
5.450% due 08/15/2038			188		192
Viper Energy Partners LLC
5.700% due 08/01/2035			100		102

					5,441

UTILITIES 0.2%
Pacific Gas & Electric Co.
3.000% due 06/15/2028			500		484
Southern California Edison Co.
4.650% due 10/01/2043			300		254
5.150% due 06/01/2029			200		202

					940

Total Corporate Bonds & Notes (Cost $22,060)					22,977

U.S. GOVERNMENT AGENCIES 105.7%
Federal Home Loan Mortgage Corp.
3.000% due 09/01/2032			939		908
4.000% due 01/01/2048 - 03/01/2049			859		817
5.000% due 01/01/2055			309		307
5.500% due 02/01/2055 - 09/01/2055			3,462		3,523
6.000% due 10/01/2055			364		375
6.500% due 01/01/2054			311		322
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.004% due 07/25/2054 ~			1,183		1,147
Federal Home Loan Mortgage Corp. REMICS
2.763% due 07/15/2036 •(a)			491		44
2.993% due 04/15/2036 •(a)			38		3
4.568% due 11/25/2054 •			1,223		1,233
4.578% due 09/25/2055 •			6,467		6,531
4.642% due 07/25/2056 •			3,100		3,101
4.650% due 07/25/2056 •			13,000		13,021
4.728% due 07/25/2055 •			481		485
4.778% due 03/25/2055 •			2,275		2,301
4.828% due 08/25/2055 - 10/25/2055 •			19,241		19,347
5.078% due 03/25/2054 •			803		807
Federal National Mortgage Association
3.000% due 01/01/2027			42		42
3.500% due 06/01/2045 - 04/01/2048			1,050		969
5.000% due 12/01/2054 - 02/01/2055			489		484
5.500% due 08/01/2053 - 07/01/2054			1,682		1,698
6.500% due 01/01/2054 - 02/01/2054			1,399		1,469
Federal National Mortgage Association REMICS
2.108% due 03/25/2041 •(a)			900		75
2.958% due 03/25/2036 •(a)			215		14
4.578% due 11/25/2054 •			873		877
4.778% due 08/25/2055 - 09/25/2055 •			5,087		5,132
5.028% due 09/25/2053 - 09/25/2055 •			8,508		8,604
11.591% due 12/25/2036 •			11		12
Government National Mortgage Association
3.500% due 10/20/2055 (g)			12,815		11,518
5.125% due 11/20/2044 •			210		215
Government National Mortgage Association REMICS
4.947% due 04/20/2068 •			631		640
Government National Mortgage Association, TBA
4.000% due 08/01/2056			15,480		14,382
4.500% due 07/01/2056			11,040		10,606
5.000% due 07/01/2056			13,840		13,647
5.500% due 07/01/2056			6,540		6,573
6.000% due 09/01/2056			6,450		6,570
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 08/01/2056			13,350		12,472
4.500% due 07/01/2056 - 08/01/2056			3,040		2,912

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.000% due 07/01/2056 - 08/01/2056			103,270		101,430
5.500% due 07/01/2056 - 08/01/2056			44,020		44,105
6.000% due 08/01/2041 - 09/01/2056			106,780		108,814
6.500% due 07/01/2056 - 08/01/2056			47,700		49,343

Total U.S. Government Agencies (Cost $456,323)					456,875

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Bonds
4.625% due 05/15/2044 (i)(k)			6,100		5,895
4.875% due 08/15/2045 (k)			114		113
U.S. Treasury Notes
3.875% due 07/31/2030 (i)(k)			9,600		9,487

Total U.S. Treasury Obligations (Cost $15,836)					15,495

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.0%
Adjustable Rate Mortgage Trust
4.570% due 09/25/2035 ~			4		4
4.753% due 01/25/2036 ~			755		581
American Home Mortgage Investment Trust
6.500% due 03/25/2047 þ			224		129
Avon Finance
4.646% due 12/28/2049 •	GBP		1,405		1,864
Banc of America Funding Trust
4.174% due 04/20/2047 •			$24		21
6.620% due 09/20/2034 ~			3		3
BCAP LLC Trust
5.250% due 04/26/2037			44		23
Bear Stearns ALT-A Trust
4.263% due 01/25/2036 •			33		32
5.044% due 05/25/2035 ~			9		9
Bear Stearns ARM Trust
4.498% due 07/25/2034 ~			35		34
4.974% due 01/25/2035 ~			1		1
5.498% due 02/25/2034 ~			2		2
5.757% due 01/25/2033 ~			193		193
5.910% due 04/25/2033 ~			6		6
6.375% due 08/25/2033 ~			8		8
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~			1,388		1,237
3.500% due 06/25/2062 ~			2,501		2,281
CHL Mortgage Pass-Through Trust
4.423% due 02/25/2035 •			8		8
4.614% due 09/25/2047 ~			1		1
CIM Trust
5.000% due 05/25/2062 ~			1,357		1,346
6.639% due 12/25/2067 þ			377		376
CLNY Trust
5.457% due 11/15/2038 •			3,200		3,165
Countrywide Alternative Loan Trust
4.123% due 05/25/2047 •			86		81
4.163% due 08/25/2037 •			82		50
4.394% due 12/20/2035 •			303		291
4.403% due 11/25/2035 •			1,646		1,534
4.744% due 12/25/2035 •			41		37
5.500% due 11/25/2035			34		19
6.250% due 08/25/2036			1,063		544
Credit Suisse First Boston Mortgage Securities Corp.
4.426% due 03/25/2032 ~			3		3
Cross Mortgage Trust
6.615% due 03/25/2068 þ			761		760
CSMC Trust
2.000% due 01/25/2060 ~			1,671		1,478
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.263% due 10/25/2047 •			1,471		1,160
Ellington Financial Mortgage Trust
5.900% due 09/25/2067 þ			1,995		1,991
Eurohome U.K. Mortgages PLC
4.016% due 06/15/2044 •	GBP		4		5
GSR Mortgage Loan Trust
4.096% due 11/25/2035 ~			$1		1
HarborView Mortgage Loan Trust
3.974% due 07/19/2037 •			1,343		1,250
4.164% due 12/19/2036 •			432		392
IndyMac INDX Mortgage Loan Trust
4.243% due 07/25/2035 •			1		1
4.403% due 07/25/2045 •			23		18
JP Morgan Chase Commercial Mortgage Securities Trust
4.723% due 02/15/2035 •			658		650
JP Morgan Mortgage Trust
4.828% due 04/25/2066 ~			1,732		1,739
5.168% due 04/25/2037 ~			29		20
Lehman XS Trust
4.123% due 12/25/2036 •			458		477
4.263% due 08/25/2037 •			333		329

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Luminent Mortgage Trust
4.296% due 04/25/2036 ~		2,353		1,505
MASTR Adjustable Rate Mortgages Trust
3.973% due 04/25/2046 •		2		2
4.553% due 10/25/2033 ~		276		248
Merrill Lynch Alternative Note Asset Trust
4.163% due 03/25/2037 •		3,713		855
Merrill Lynch Mortgage Investors Trust
4.263% due 11/25/2035 •		52		51
5.302% due 05/25/2033 ~		17		16
Merrill Lynch Mortgage-Backed Securities Trust
3.843% due 04/25/2037 ~		6		6
MFA Trust
4.400% due 03/25/2068 þ		835		829
6.775% due 10/25/2058 þ		751		752
Morgan Stanley Residential Mortgage Loan Trust
5.332% due 06/26/2056 •		2,100		2,105
New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		248		231
6.864% due 10/25/2063 þ		1,354		1,357
OBX Trust
6.567% due 06/25/2063 þ		488		487
7.045% due 09/25/2063 þ		1,399		1,401
PHH Alternative Mortgage Trust
4.083% due 02/25/2037 •		1,022		752
PRPM LLC
4.000% due 06/25/2053 þ		1,107		1,097
RALI Trust
4.103% due 01/25/2037 •		1,028		922
Sequoia Mortgage Trust
3.876% due 01/20/2047 ~		2		2
4.523% due 03/20/2035 •		1		1
Structured Adjustable Rate Mortgage Loan Trust
3.906% due 11/25/2035 ~		286		267
Structured Asset Mortgage Investments II Trust
4.454% due 02/19/2035 •		12		12
Thornburg Mortgage Securities Trust
6.039% due 06/25/2047 •		3		3
Verus Securitization Trust
4.260% due 02/25/2067 þ		898		862
7.070% due 10/25/2068 þ		808		810
WaMu Mortgage Pass-Through Certificates Trust
3.475% due 01/25/2037 ~		2		1
3.480% due 04/25/2037 ~		5		5
3.761% due 12/25/2046 •		85		78
4.235% due 12/25/2036 ~		2		2
4.554% due 07/25/2047 •		237		202
4.624% due 10/25/2046 •		2,677		2,423
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
4.494% due 02/25/2047 •		1,167		1,121
4.714% due 05/25/2046 •		2		2
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		559		494
6.312% due 07/25/2037 ~		20		19

Total Non-Agency Mortgage-Backed Securities (Cost $44,996)				43,074

ASSET-BACKED SECURITIES 18.6%
AUTOMOBILE ABS OTHER 0.5%
GLS Auto Receivables Issuer Trust
5.080% due 01/16/2029		2,142		2,146

				2,146

AUTOMOBILE SEQUENTIAL 0.6%
Hertz Vehicle Financing III LLC
5.440% due 01/25/2029		2,300		2,322
Research-Driven Pagaya Motor Asset Trust V
5.320% due 09/25/2030		135		135

				2,457

CMBS OTHER 3.1%
BDS LLC
5.210% due 10/17/2042 •		2,200		2,201
INCREF LLC
5.050% due 01/19/2044 •		1,200		1,201
LMNT CRE LLC
5.189% due 07/21/2043 •		1,600		1,602
LRECS LLC
5.139% due 08/19/2043 •		1,700		1,701
MF1 Ltd.
5.389% due 02/19/2037 •		2,900		2,906

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Starwood Ltd.
5.393% due 11/15/2038 •			3,977		3,969

					13,580

HOME EQUITY OTHER 6.5%
ABFC Trust
4.498% due 03/25/2035 •			1,140		1,096
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.708% due 07/25/2035 •			1,937		1,936
Argent Securities Trust
3.873% due 09/25/2036 •			647		205
4.243% due 06/25/2036 •			1,951		515
Carrington Mortgage Loan Trust
4.023% due 02/25/2037 •			2,305		2,214
Citigroup Mortgage Loan Trust, Inc.
4.063% due 12/25/2036 •			2,747		1,008
4.083% due 09/25/2036 •			2,773		2,100
Countrywide Asset-Backed Certificates
4.163% due 02/25/2037 •			319		302
4.263% due 01/25/2046 •			3,379		3,219
Fremont Home Loan Trust
4.423% due 01/25/2036 •			191		187
GSAA Home Equity Trust
4.003% due 06/25/2036 •			551		96
GSAMP Trust
4.023% due 12/25/2046 •			1,504		791
Home Equity Mortgage Loan Asset-Backed Trust
4.183% due 04/25/2037 •			191		135
HSI Asset Securitization Corp. Trust
3.983% due 12/25/2036 •			7,561		1,925
JP Morgan Mortgage Acquisition Trust
4.063% due 07/25/2036 •			520		244
MASTR Asset-Backed Securities Trust
4.083% due 10/25/2036 •			2,353		1,104
4.243% due 03/25/2036 •			329		191
Morgan Stanley ABS Capital I, Inc. Trust
3.893% due 01/25/2037 •			1,966		898
3.893% due 02/25/2037 •			1,679		1,506
4.043% due 08/25/2036 •			3,319		1,637
Morgan Stanley Home Equity Loan Trust
3.933% due 04/25/2037 •			1,943		988
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.423% due 10/25/2036 •			1,355		235
NovaStar Mortgage Funding Trust
4.083% due 10/25/2036 •			1,833		852
Ownit Mortgage Loan Trust
4.663% due 10/25/2036 •			198		197
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.638% due 10/25/2034 •			1,131		997
Residential Asset Mortgage Products Trust
4.438% due 11/25/2035 •			549		544
Securitized Asset-Backed Receivables LLC Trust
4.483% due 10/25/2035 •			2,650		2,392
Soundview Home Loan Trust
3.843% due 06/25/2037 •			429		298
4.283% due 02/25/2037 •			1,161		311

					28,123

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •			297		79

OTHER ABS 7.9%
ACHV ABS Trust
5.430% due 10/27/2031			321		322
Anchorage Credit Funding 12 Ltd.
3.177% due 10/25/2038			275		267
Anchorage Credit Funding 13 Ltd.
2.875% due 07/27/2039			300		286
ARES European CLO XIV DAC
4.004% due 10/21/2034 •	EUR		900		1,031
Bayfront Iabs VII Pte. Ltd.
4.904% due 04/11/2048 «•			$995		993
Birch Grove CLO Ltd.
5.270% due 07/17/2037 •			2,800		2,808
Black Diamond CLO DAC
3.263% due 05/15/2032 •	EUR		162		185
Carlyle Euro CLO DAC
3.173% due 08/15/2032 •			434		497
Carlyle Global Market Strategies CLO Ltd.
4.765% due 07/20/2034 •			$2,500		2,501
College Avenue Student Loans LLC
5.528% due 05/25/2055 •			2,165		2,204

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Contego CLO III BV
3.454% due 04/15/2038 •	EUR		700		801
Dryden Euro CLO
3.498% due 10/18/2039 •			600		686
Harvest CLO XVI DAC
3.464% due 10/15/2038 •			900		1,030
KKR CLO 16 Ltd.
4.815% due 10/20/2034 •			$1,000		1,001
MV Credit Euro CLO III DAC
3.583% due 02/15/2038 •	EUR		1,200		1,372
Nelnet Student Loan Trust
4.494% due 04/20/2062 •			$657		654
5.809% due 02/20/2041 •			118		120
6.640% due 02/20/2041			118		121
Northwoods Capital XII-B Ltd.
4.854% due 06/15/2031 •			101		101
OCP Euro CLO DAC
3.468% due 10/20/2039 •	EUR		500		572
Pagaya AI Debt Grantor Trust
5.331% due 01/15/2032			$665		666
PPM CLO 5 Ltd.
4.855% due 10/18/2034 •			1,500		1,502
Rockford Tower Europe CLO DAC
3.121% due 01/24/2035 •	EUR		2,200		2,514
SMB Private Education Loan Trust
1.070% due 01/15/2053			$1,005		923
1.340% due 03/17/2053			418		395
2.850% due 11/16/2054			567		527
4.470% due 01/15/2053 •			1,069		1,059
5.143% due 11/15/2052 •			269		271
SoFi Professional Loan Program LLC
2.540% due 05/15/2046			601		581
Symphony CLO XXV Ltd.
4.725% due 04/19/2034 •			1,800		1,801
Toro European CLO 6 DAC
3.070% due 01/12/2032 •	EUR		4,703		5,380
Trinitas CLO XVII Ltd.
4.825% due 10/20/2034 •			$800		801
Upstart Structured Pass-Through Trust
4.250% due 06/17/2030			21		21

					33,993

Total Asset-Backed Securities (Cost $88,563)					80,378

SOVEREIGN ISSUES 13.3%
Abu Dhabi Government International Bonds
4.875% due 04/30/2029			300		302
5.000% due 04/30/2034			300		305
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP		70,000		75
5.000% due 03/01/2035			70,000		74
5.800% due 10/01/2029			85,000		95
5.800% due 10/01/2034			30,000		33
6.000% due 04/01/2033			80,000		90
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2026 (d)	BRL		33,720		6,318
0.000% due 04/01/2027 (d)			20,101		3,538
Colombia TES
2.250% due 04/18/2029 (e)	COP		953,888		252
7.250% due 10/18/2034			1,896,800		421
11.000% due 08/22/2029			14,483,200		4,113
11.750% due 01/24/2035			18,341,300		5,271
12.750% due 11/28/2040			4,037,700		1,232
13.250% due 02/09/2033			3,495,100		1,079
Eagle Funding Luxco SARL
5.500% due 08/17/2030			$2,200		2,212
Ecuador Government International Bonds
0.000% due 07/31/2030 (d)			540		467
Ivory Coast Government International Bonds
6.625% due 03/22/2048	EUR		700		774
Japan Government Thirty Year Bonds
2.400% due 03/20/2055	JPY		300,000		1,367
Mexico Government International Bonds
5.850% due 07/02/2032			$500		506
Peru Government Bonds
6.150% due 08/12/2032	PEN		1,500		475
6.850% due 08/12/2035			1,200		369
7.300% due 08/12/2033			8,800		2,884
Peru Government International Bonds
5.400% due 08/12/2034			9,100		2,602
6.150% due 08/12/2032			35,100		11,121
6.950% due 08/12/2031			1,121		373
Republic of South Africa Government Bonds
6.250% due 03/31/2036	ZAR		67,190		3,517
7.000% due 02/28/2031			33,780		1,992
8.250% due 03/31/2032			7,300		451

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$	$
8.500% due 01/31/2037		9,600		584
8.875% due 02/28/2035		39,800		2,518
Romania Government International Bonds
6.750% due 07/11/2039	EUR	900		1,092
Turkiye Government Bonds
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~	TRY	21,700		468
40.760% (BISTREFI + 0.000%) due 08/19/2026 ~		100		2
40.760% (BISTREFI + 0.000%) due 05/17/2028 ~		24,000		519

Total Sovereign Issues (Cost $53,148)				57,491

		SHARES
COMMON STOCKS 4.0%
CONSUMER DISCRETIONARY 0.9%
Amazon.com, Inc. (b)		16,010		3,816

INFORMATION TECHNOLOGY 3.1%
NVIDIA Corp.		66,899		13,386

Total Common Stocks (Cost $16,820)				17,202

EXCHANGE-TRADED FUNDS 18.4%
iShares Core S&P 500 ETF		91,181		68,285
State Street SPDR Portfolio S&P 500 ETF		129,097		11,345

Total Exchange-Traded Funds (Cost $77,861)				79,630

		PRINCIPAL
		AMOUNT
		(000s)
SHORT-TERM INSTRUMENTS 4.5%
COMMERCIAL PAPER 2.2%
Clorox Co.
4.100% due 07/13/2026		$1,700		1,698
Glencore Funding LLC
4.050% due 08/10/2026		3,700		3,683
Haleon U.K. Capital PLC
4.100% due 07/10/2026		4,100		4,095

				9,476

REPURCHASE AGREEMENTS (f) 1.0%
				4,400

NIGERIA TREASURY BILLS 0.2%
20.602% due 01/14/2027 - 01/28/2027 (c)(d)	NGN	1,565,300		1,016

U.S. TREASURY BILLS 1.1%
3.683% due 07/16/2026 - 08/27/2026 (c)(d)(i)(k)		$4,764		4,744

Total Short-Term Instruments (Cost $19,634)				19,636

Total Investments in Securities (Cost $795,926)				793,445

		SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short Asset Portfolio		119,941		1,181
PIMCO Short-Term Floating NAV Portfolio III		9,726		95

Total Short-Term Instruments (Cost $1,273)				1,276

Total Investments in Affiliates (Cost $1,273)				1,276

Total Investments 183.9% (Cost $797,199)				$794,721
Financial Derivative Instruments (h)(j) 3.1% (Cost or Premiums, net $14,069)				13,296
Other Assets and Liabilities, net (87.0)%				(375,875)

Net Assets 100.0%				$432,142

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(f)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
SAL	3.690%	06/30/2026	07/01/2026	$4,400	U.S. Treasury Bills 0.000% due 09/08/2026	$(4,490)	$4,400	$4,400

Total Repurchase Agreements						$(4,490)	$4,400	$4,400

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
DEU	3.740%	06/22/2026	07/13/2026	$(11,194)	$(11,204)

Total Reverse Repurchase Agreements					$(11,204)

SHORT SALES:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales
U.S. Government Agencies (12.6)%
Government National Mortgage Association, TBA	3.000%	07/01/2056	$12,900	$(11,308)	$(11,451)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2056	11,590	(9,285)	(9,254)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2056	15,500	(12,915)	(12,949)
Uniform Mortgage-Backed Security, TBA	3.000	08/01/2056	80	(69)	(70)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2056	18,420	(16,588)	(16,701)
Uniform Mortgage-Backed Security, TBA	4.000	07/01/2056	3,520	(3,285)	(3,290)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2056	950	(913)	(909)

Total Short Sales (12.6)%				$(54,363)	$(54,624)

(g)	Securities with an aggregate market value of $11,518 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)	Includes accrued interest.

(2)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(1,628) at a weighted average interest rate of 3.727%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

PURCHASED OPTIONS:

FUTURE STYLED COMMODITY OPTIONS

Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value
Call - CBOE California Carbon Allowances December 2026 Futures	$45.000	12/15/2026	47	$47	$20	$3

Total Purchased Options					$20	$3

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3-Month CORRA Futures	06/2027	2	$343	$0	$0	$0
California Carbon Allowance Vintage Futures	12/2026	49	1,615	(17)	0	(7)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	40	4,282	(11)	0	(8)
CME E-mini S&P 500 Index Futures	09/2026	26	9,813	61	62	0
CME Yen Denominated Nikkei 225 Index Futures	09/2026	7	1,534	154	33	0
Eurex EURO STOXX 50 Futures	09/2026	33	2,397	13	38	0
Euro-BTP Italian Bond Futures	09/2026	38	5,182	45	0	(3)
FTSE 100 Index Futures	09/2026	5	699	(1)	1	(1)
SFE 10 Year Australian Bond Futures	09/2026	63	4,790	68	9	(11)
Three Month SONIA Index Futures	06/2027	124	39,455	185	0	(14)

				$497	$143	$(44)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
3 Month Euro Euribor Futures	06/2027	4	$(1,113)	$2	$0	$0
Adjusted Interest Rate S&P 500 Total Return Index Futures	07/2026	57	(20,918)	(615)	0	(177)
Adjusted Interest Rate S&P 500 Total Return Index Futures	09/2026	133	(48,899)	(434)	0	(422)
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	77	(8,462)	(69)	23	0
CBOT 2 Year U.S. Treasury Notes Futures	09/2026	30	(6,184)	9	4	0
CBOT U.S. Long Bond Futures	09/2026	4	(454)	(13)	3	0
French Government Bond Futures	09/2026	194	(26,595)	(102)	47	0
SFE 3 Year Australian Bond Futures	09/2026	7	(507)	(3)	0	0
Three-Month SOFR Futures	06/2027	1	(240)	0	0	0
TSE Japanese 10 Year Bond Futures	09/2026	18	(14,145)	(39)	51	0
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	59	(6,636)	(87)	23	0
Ultra U.S. Treasury Bond Futures	09/2026	55	(6,389)	36	41	0

				$(1,315)	$192	$(599)

Total Futures Contracts				$(818)	$335	$(643)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.168%	EUR	300	$0	$6	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)

									Variation Margin(7)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.IG-45 5-Year Index	(1.000)%	Quarterly	12/20/2030		$136,000	$(2,745)	$(241)	$(2,986)	$15	$0
CDX.IG-46 5-Year Index	(1.000)	Quarterly	06/20/2031		16,340	(337)	(26)	(363)	2	0
CDX.iTraxx Crossover 45 5-Year Index	(5.000)	Quarterly	06/20/2031	EUR	350	(30)	(15)	(45)	0	(1)
CDX.iTraxx Main 45 5-Year Index	(1.000)	Quarterly	06/20/2031		1,950	(40)	(10)	(50)	0	(1)

						$(3,152)	$(292)	$(3,444)	$17	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

								Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability
CDX.HY-46 5-Year Index	5.000%	Quarterly	06/20/2031	$515	$35	$7	$42	$0	$0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

		$					$		$		$		$		$		$
															Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate		Payment Frequency	Maturity Date	Notional Amount			Premiums Paid/ (Received)		Unrealized Appreciation/ (Depreciation)		Market Value		Asset		Liability
Pay	1-Day GBP-SONIO Compounded-OIS		3.750%	Annual	09/17/2030	GBP		32,800		$(171)		$(364)		$(535)		$0		$(42)
Pay	1-Day GBP-SONIO Compounded-OIS		4.320	Annual	10/20/2033			200		(1)		4		3		0		0
Receive	1-Day GBP-SONIO Compounded-OIS		3.700	Annual	03/28/2034			100		0		4		4		0		0
Pay	1-Day GBP-SONIO Compounded-OIS		3.930	Annual	01/06/2035			200		(1)		(5)		(6)		0		(1)
Pay	1-Day GBP-SONIO Compounded-OIS		4.000	Annual	09/17/2035			4,000		(117)		4		(113)		0		(10)
Pay(6)	1-Day GBP-SONIO Compounded-OIS		4.000	Annual	09/16/2036			7,500		(114)		(177)		(291)		0		(20)
Receive	1-Day GBP-SONIO Compounded-OIS		4.500	Annual	09/17/2055			2,010		95		9		104		10		0
Pay(6)	1-Day JPY-MUTKCALM Compounded-OIS		2.000	Annual	09/16/2036	JPY		2,374,500		(410)		(312)		(722)		0		(75)
Pay	1-Day JPY-MUTKCALM Compounded-OIS		2.500	Annual	12/17/2055			550,000		(347)		(183)		(530)		0		(53)
Pay	1-Day USD-SOFR Compounded-OIS		3.982	Annual	09/30/2026			$28,300		0		46		46		0		0
Pay	1-Day USD-SOFR Compounded-OIS		3.500	Annual	12/17/2027			41,230		147		(504)		(357)		0		(24)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/20/2028			36,000		200		(28)		172		30		0
Receive	1-Day USD-SOFR Compounded-OIS		3.250	Annual	06/21/2028			21,800		278		35		313		19		0
Pay(6)	1-Day USD-SOFR Compounded-OIS		3.150	Annual	08/25/2028			172,180		(1,109)		(180)		(1,289)		0		(99)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/20/2028			3,500		(3)		21		18		4		0
Pay	1-Day USD-SOFR Compounded-OIS		3.842	Annual	02/28/2029			33,100		0		(84)		(84)		0		(42)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/20/2029			5,150		49		(21)		28		8		0
Receive	1-Day USD-SOFR Compounded-OIS		3.842	Annual	03/04/2030			700		(1)		3		2		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000	Annual	06/21/2030			16,300		409		141		550		33		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	09/17/2030			4,790		(67)		101		34		10		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/17/2030			43,650		756		(1,037)		(281)		0		(102)
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual	12/20/2030			18,750		184		153		337		44		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/18/2031			6,600		19		32		51		20		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	09/17/2032			2,490		(26)		53		27		9		0
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/17/2032			13,400		(304)		443		139		48		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual	03/18/2033			2,410		2		(29)		(27)		0		(9)
Pay	1-Day USD-SOFR Compounded-OIS		3.742	Annual	03/26/2033			6,200		(29)		(40)		(69)		0		(22)
Pay	1-Day USD-SOFR Compounded-OIS		3.721	Annual	04/01/2033			6,100		(29)		(47)		(76)		0		(22)
Pay	1-Day USD-SOFR Compounded-OIS		3.646	Annual	04/17/2033			3,400		(26)		(33)		(59)		0		(12)
Pay	1-Day USD-SOFR Compounded-OIS		3.600	Annual	06/04/2033			5,800		(29)		(90)		(119)		0		(21)
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual	06/17/2033			3,300		57		33		90		13		0
Receive	1-Day USD-SOFR Compounded-OIS		3.000	Annual	06/21/2033			50,000		3,224		(341)		2,883		188		0
Pay	1-Day USD-SOFR Compounded-OIS		3.783	Annual	06/23/2033			6,000		(37)		(20)		(57)		0		(22)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/20/2034			200		2		1		3		1		0
Pay	1-Day USD-SOFR Compounded-OIS		3.450	Annual	10/11/2034			500		(2)		(18)		(20)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.375	Annual	10/15/2034			400		(1)		(17)		(18)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.385	Annual	10/17/2034			400		(1)		(17)		(18)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.395	Annual	10/17/2034			100		0		(4)		(4)		0		(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$				$		$		$		$		$		$
Pay	1-Day USD-SOFR Compounded-OIS		3.400	Annual	10/17/2034		200		(1)		(8)		(9)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.446	Annual	10/23/2034		300		(1)		(11)		(12)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.463	Annual	10/23/2034		400		(1)		(14)		(15)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.481	Annual	10/29/2034		400		(1)		(14)		(15)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.465	Annual	10/30/2034		600		(2)		(21)		(23)		0		(3)
Pay	1-Day USD-SOFR Compounded-OIS		3.485	Annual	10/30/2034		500		(2)		(16)		(18)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.495	Annual	10/30/2034		500		(1)		(17)		(18)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.455	Annual	11/01/2034		500		(2)		(17)		(19)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.470	Annual	11/01/2034		500		(2)		(17)		(19)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.435	Annual	11/05/2034		500		(2)		(18)		(20)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.515	Annual	11/06/2034		300		(1)		(9)		(10)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.535	Annual	11/06/2034		1,000		(3)		(29)		(32)		0		(4)
Pay	1-Day USD-SOFR Compounded-OIS		3.860	Annual	11/14/2034		500		(2)		(2)		(4)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.866	Annual	11/14/2034		200		(1)		0		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.793	Annual	11/19/2034		500		(2)		(4)		(6)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.855	Annual	11/19/2034		200		(1)		(1)		(2)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.865	Annual	11/20/2034		100		0		(1)		(1)		0		(1)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/18/2034		23,500		(147)		539		392		104		0
Pay	1-Day USD-SOFR Compounded-OIS		4.015	Annual	12/30/2034		100		0		0		0		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.933	Annual	01/06/2035		300		(1)		0		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.840	Annual	01/08/2035		300		(1)		(2)		(3)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.850	Annual	01/08/2035		100		0		(1)		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.890	Annual	01/08/2035		300		(1)		(1)		(2)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.896	Annual	01/08/2035		400		(1)		(1)		(2)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		3.900	Annual	01/08/2035		200		(1)		0		(1)		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		3.880	Annual	01/13/2035		500		(1)		(2)		(3)		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		4.013	Annual	01/15/2035		500		(1)		3		2		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		4.071	Annual	01/15/2035		200		(1)		3		2		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.100	Annual	01/21/2035		200		(1)		3		2		0		(1)
Pay	1-Day USD-SOFR Compounded-OIS		4.090	Annual	01/22/2035		300		(1)		4		3		0		(1)
Receive	1-Day USD-SOFR Compounded-OIS		4.000	Annual	02/26/2035		100		0		0		0		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.890	Annual	03/03/2035		150		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.908	Annual	03/04/2035		300		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.870	Annual	03/05/2035		100		0		1		1		0		0
Receive	1-Day USD-SOFR Compounded-OIS		3.874	Annual	03/05/2035		400		(1)		4		3		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.899	Annual	03/11/2035		200		(1)		2		1		1		0
Receive	1-Day USD-SOFR Compounded-OIS		3.905	Annual	03/12/2035		400		(1)		3		2		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.975	Annual	03/21/2035		500		(1)		1		0		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.930	Annual	03/24/2035		500		(1)		3		2		2		0
Receive	1-Day USD-SOFR Compounded-OIS		3.884	Annual	03/25/2035		400		(1)		4		3		2		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual	05/07/2035		600		(3)		(7)		(10)		0		(3)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	09/17/2035		48,310		91		880		971		229		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/17/2035		25,290		144		(665)		(521)		0		(122)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$					$		$		$		$		$		$
Receive	1-Day USD-SOFR Compounded-OIS		3.748	Annual	03/03/2036			500		(1)		11		10		3		0
Receive	1-Day USD-SOFR Compounded-OIS		3.775	Annual	03/03/2036			400		(1)		8		7		2		0
Pay	1-Day USD-SOFR Compounded-OIS		3.960	Annual	05/22/2036			600		(2)		(1)		(3)		0		(3)
Pay	1-Day USD-SOFR Compounded-OIS		4.002	Annual	05/28/2036			300		(1)		1		0		0		(2)
Pay	1-Day USD-SOFR Compounded-OIS		4.006	Annual	05/28/2036			700		(2)		2		0		0		(4)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/17/2036			1,868		32		11		43		9		0
Pay	1-Day USD-SOFR Compounded-OIS		3.750	Annual	06/17/2036			6,660		(65)		(82)		(147)		0		(34)
Receive(6)	1-Day USD-SOFR Compounded-OIS		3.750	Annual	09/16/2036			7,050		38		125		163		37		0
Receive	1-Day USD-SOFR Compounded-OIS		3.700	Annual	02/20/2049			5,100		78		323		401		47		0
Receive	1-Day USD-SOFR Compounded-OIS		1.250	Semi-Annual	06/16/2051			13,200		2,578		4,083		6,661		88		0
Receive	1-Day USD-SOFR Compounded-OIS		1.750	Annual	06/15/2052			900		209		145		354		7		0
Pay	1-Day USD-SOFR Compounded-OIS		4.046	Annual	11/15/2052			3,250		0		(85)		(85)		0		(34)
Pay	1-Day USD-SOFR Compounded-OIS		4.054	Annual	11/15/2052			3,390		0		(84)		(84)		0		(36)
Receive	1-Day USD-SOFR Compounded-OIS		2.750	Annual	06/21/2053			3,060		167		563		730		27		0
Receive	1-Day USD-SOFR Compounded-OIS		3.500	Annual	12/18/2054			8,130		84		892		976		83		0
Pay	1-Day USD-SOFR Compounded-OIS		3.500	Annual	09/17/2055			10,770		(907)		(388)		(1,295)		0		(110)
Receive	1-Day USD-SOFR Compounded-OIS		3.750	Annual	12/17/2055			3,180		79		166		245		34		0
Pay	1-Day USD-SOFR Compounded-OIS		4.000	Annual	03/18/2056			1,180		(48)		8		(40)		0		(13)
Pay(6)	1-Day USD-SOFR Compounded-OIS		4.110	Annual	08/25/2057			3,710		(192)		144		(48)		0		(40)
Pay	1-Year BRL-CDI		13.926	Maturity	01/04/2027	BRL		1,900		0		(3)		(3)		0		0
Pay	1-Year BRL-CDI		13.927	Maturity	01/04/2027			21,600		0		(34)		(34)		1		0
Pay	1-Year BRL-CDI		14.009	Maturity	01/04/2027			3,700		0		(5)		(5)		0		0
Pay	1-Year BRL-CDI		12.810	Maturity	01/02/2029			11,500		0		(55)		(55)		5		0
Pay	1-Year BRL-CDI		12.975	Maturity	01/02/2029			28,100		0		(125)		(125)		12		0
Pay	1-Year BRL-CDI		13.245	Maturity	01/02/2029			35,700		0		(143)		(143)		15		0
Pay	1-Year BRL-CDI		13.291	Maturity	01/02/2029			13,600		0		(61)		(61)		6		0
Pay	1-Year BRL-CDI		13.320	Maturity	01/02/2029			1,100		0		(5)		(5)		1		0
Pay	1-Year BRL-CDI		12.985	Maturity	01/02/2031			23,740		(108)		(19)		(127)		14		0
Receive	1-Year BRL-CDI		14.210	Maturity	01/02/2031			22,200		0		(22)		(22)		0		(12)
Pay(6)	3-Month AUD-BBR-BBSW		5.000	Semi-Annual	09/16/2036	AUD		6,000		19		39		58		0		(1)
Receive	3-Month COP-IBR Compounded-OIS		8.590	Quarterly	08/22/2029	COP		5,166,050		0		82		82		2		0
Receive	3-Month COP-IBR Compounded-OIS		8.933	Quarterly	08/22/2029			5,200,550		0		68		68		1		0
Pay(6)	3-Month COP-IBR Compounded-OIS		4.668	Annual	06/16/2036	CZK		300		0		0		0		0		0
Pay(6)	3-Month COP-IBR Compounded-OIS		4.510	Annual	06/17/2036			900		0		0		0		0		0
Pay(6)	3-Month COP-IBR Compounded-OIS		4.335	Annual	07/01/2036			2,790		0		0		0		0		0
Receive(6)	3-Month PLN-WIBOR		4.723	Annual	12/01/2035	PLN		1,700		0		(3)		(3)		0		(1)
Receive(6)	3-Month PLN-WIBOR		4.685	Annual	12/02/2035			300		0		0		0		0		0
Receive(6)	3-Month PLN-WIBOR		4.730	Annual	12/31/2035			200		0		0		0		0		0
Receive(6)	3-Month PLN-WIBOR		4.960	Annual	06/16/2036			50		0		0		0		0		0
Receive(6)	3-Month PLN-WIBOR		4.800	Annual	06/17/2036			160		0		0		0		0		0
Receive(6)	3-Month PLN-WIBOR		4.625	Annual	07/01/2036			500		0		0		0		0		0
Pay	6-Month AUD-BBR-BBSW		4.500	Semi-Annual	09/20/2033	AUD		15,400		(66)		(71)		(137)		0		(4)
Pay	6-Month AUD-BBR-BBSW		4.500	Semi-Annual	06/18/2035			3,000		55		(98)		(43)		0		(1)
Receive	6-Month CLP-CHILIBOR		4.590	Semi-Annual	10/01/2029	CLP		77,000		0		0		0		0		0
Receive	6-Month CLP-CHILIBOR		4.676	Semi-Annual	09/01/2030			64,000		0		0		0		0		0
Pay	6-Month CZK-PRIBOR		3.760	Annual	11/01/2034	CZK		600		0		0		0		0		0
Pay(6)	6-Month CZK-PRIBOR		4.523	Annual	12/01/2035			9,360		0		4		4		0		0
Pay(6)	6-Month CZK-PRIBOR		4.485	Annual	12/02/2035			1,700		0		1		1		0		0
Pay(6)	6-Month CZK-PRIBOR		4.530	Annual	12/31/2035			1,100		0		0		0		0		0
Receive	6-Month EUR-EURIBOR		2.280	Annual	03/04/2030	EUR		400		(1)		7		6		0		0
Receive	6-Month EUR-EURIBOR		2.400	Annual	04/09/2030			300		(1)		5		4		0		0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$					$		$		$		$		$		$
Receive	6-Month EUR-EURIBOR		2.350	Annual	04/29/2030			200		0		3		3		0		0
Pay	6-Month EUR-EURIBOR		2.500	Annual	03/18/2031			140		1		(3)		(2)		0		0
Pay(6)	6-Month EUR-EURIBOR		2.500	Annual	09/16/2031			100		0		(1)		(1)		0		0
Receive	6-Month EUR-EURIBOR		3.250	Annual	11/06/2033			80		0		(4)		(4)		0		0
Receive	6-Month EUR-EURIBOR		3.148	Annual	11/20/2033			200		(1)		(8)		(9)		0		0
Receive	6-Month EUR-EURIBOR		3.280	Annual	11/22/2033			200		(1)		(10)		(11)		0		0
Receive	6-Month EUR-EURIBOR		3.305	Annual	11/27/2033			100		0		(6)		(6)		0		0
Receive	6-Month EUR-EURIBOR		3.128	Annual	12/04/2033			200		(1)		(7)		(8)		0		0
Receive	6-Month EUR-EURIBOR		3.063	Annual	12/06/2033			200		(1)		(6)		(7)		0		0
Receive	6-Month EUR-EURIBOR		2.910	Annual	12/29/2033			300		(1)		(6)		(7)		0		0
Receive	6-Month EUR-EURIBOR		2.670	Annual	04/03/2034			200		(1)		3		2		0		0
Receive	6-Month EUR-EURIBOR		2.680	Annual	08/07/2034			100		0		0		0		0		0
Receive	6-Month EUR-EURIBOR		2.580	Annual	08/29/2034			300		(1)		2		1		0		0
Receive	6-Month EUR-EURIBOR		2.390	Annual	10/01/2034			300		(1)		9		8		0		0
Pay	6-Month EUR-EURIBOR		2.380	Annual	12/31/2034			200		(1)		(5)		(6)		0		0
Pay	6-Month EUR-EURIBOR		2.220	Annual	01/08/2035			200		0		(11)		(11)		0		0
Receive	6-Month EUR-EURIBOR		2.400	Annual	02/12/2035			200		(1)		9		8		0		0
Pay	6-Month EUR-EURIBOR		2.420	Annual	03/07/2035			100		0		(4)		(4)		0		0
Pay	6-Month EUR-EURIBOR		2.460	Annual	03/13/2035			200		(1)		(6)		(7)		0		0
Pay	6-Month EUR-EURIBOR		2.610	Annual	03/24/2035			200		(1)		(3)		(4)		0		0
Pay	6-Month EUR-EURIBOR		2.520	Annual	03/27/2035			200		(1)		(5)		(6)		0		0
Pay	6-Month EUR-EURIBOR		2.460	Annual	04/01/2035			200		(1)		(6)		(7)		0		0
Receive	6-Month EUR-EURIBOR		2.510	Annual	04/09/2035			200		(1)		7		6		0		0
Receive	6-Month EUR-EURIBOR		2.520	Annual	04/09/2035			200		(1)		7		6		0		0
Receive	6-Month EUR-EURIBOR		2.550	Annual	04/16/2035			200		(1)		7		6		0		0
Receive	6-Month EUR-EURIBOR		2.530	Annual	04/23/2035			200		(1)		7		6		0		0
Receive	6-Month EUR-EURIBOR		2.450	Annual	05/05/2035			200		(1)		9		8		0		0
Pay(6)	6-Month EUR-EURIBOR		2.750	Annual	09/16/2036			18,610		(520)		184		(336)		0		(25)
Receive(6)	6-Month EUR-EURIBOR		3.000	Annual	09/16/2056			14,440		340		(79)		261		19		0
Pay(6)	CAONREPO		3.000	Semi-Annual	09/16/2036	CAD		2,700		(57)		31		(26)		0		(1)
Receive	CPURNSA		2.598	Maturity	09/28/2032			$7,900		1		60		61		8		0
Receive	CPURNSA		2.466	Maturity	06/17/2035			16,600		0		62		62		16		0
Receive	CPURNSA		2.453	Maturity	07/20/2052			790		1		(1)		0		0		0

										$4,330		$3,741		$8,071		$1,222		$(1,075)

Total Swap Agreements										$1,213		$3,462		$4,675		$1,239		$(1,077)

(i)	Securities with an aggregate market value of $4,929 and cash of $14,998 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.

(7)	Unsettled variation margin asset of $2 for closed swap agreements is outstanding at period end.

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

			$			$		$		$
								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered			Currency to be Received			Asset		Liability
AZD	07/2026	AUD		1,233			$882		$28		$0
	07/2026	CNH		411			61		0		0
	07/2026	NZD		2,797			1,652		63		0
	07/2026	SGD		24			19		0		0
	07/2026			$154	CAD		219		0		0
	07/2026			1,635	NZD		2,894		9		0
	07/2026			83	SGD		106		0		(1)
	08/2026	CAD		219			$154		0		0
	08/2026	NZD		2,894			1,637		0		(9)
	08/2026			$788	SGD		1,018		1		0
BOA	07/2026	BRL		1,580			$311		5		0
	07/2026	CAD		1,360			977		18		0
	07/2026	GBP		400			536		5		0
	07/2026	ILS		555			190		3		0
	07/2026	INR		2,892			30		0		(1)
	07/2026	JPY		77,076			485		11		0
	07/2026	KRW		122,818			80		1		0
	07/2026	NOK		3,406			360		16		0
	07/2026	PEN		112			33		0		0
	07/2026	PHP		4,916			80		0		0
	07/2026	TWD		2,215			70		1		0
	07/2026			$305	BRL		1,580		1		0
	07/2026			316	CNH		2,137		0		(1)
	07/2026			247	EUR		212		0		(5)
	07/2026			323	INR		30,555		0		0
	07/2026			785	JPY		124,800		0		(17)
	07/2026			985	KRW		1,501,439		0		(14)
	07/2026			40	PLN		151		0		0
	07/2026			29	THB		978		0		0
	07/2026			230	TWD		7,286		0		(1)
	08/2026	HKD		11,910			$1,522		1		0
	08/2026	ILS		643			216		0		0
	08/2026			$63	INR		5,953		0		0
	09/2026	INR		42,442			$446		0		0
	09/2026	MXN		10,365			590		2		0
	09/2026	PHP		1,544			25		0		0
	09/2026	THB		978			29		0		0
	09/2026			$446	INR		42,452		0		0
	10/2026	BRL		1,300			$238		0		(9)
	11/2026			$362	PEN		1,245		1		0
BPS	07/2026	BRL		27,186			$5,211		3		(59)
	07/2026	CAD		3,778			2,689		26		(1)
	07/2026	CHF		281			357		9		0
	07/2026	CLP		62,753			70		2		0
	07/2026	CNH		35,209			5,202		17		0
	07/2026	COP		1,086,553			300		0		(18)
	07/2026	CZK		3,612			174		4		0
	07/2026	GBP		471			634		9		0
	07/2026	HUF		27,381			90		2		0
	07/2026	IDR		39,159,363			2,185		1		(2)
	07/2026	ILS		1,057			359		3		0
	07/2026	INR		86,234			898		0		(13)
	07/2026	JPY		260,720			1,640		36		0
	07/2026	KRW		476,195			310		2		0
	07/2026	NOK		1,960			203		5		0
	07/2026	NZD		300			175		5		0
	07/2026	PHP		11,032			180		1		(1)
	07/2026	THB		10,689			326		4		(1)
	07/2026	TWD		1,579			50		0		0
	07/2026			$5,255	BRL		27,186		71		(60)
	07/2026			120	CAD		169		0		(1)
	07/2026			68	CLP		62,753		0		0
	07/2026			1,478	CNY		10,083		3		0
	07/2026			117	COP		404,207		1		0
	07/2026			820	IDR		14,678,309		1		0
	07/2026			2,188	INR		207,504		6		(3)
	07/2026			507	JPY		82,100		0		(2)
	07/2026			746	KRW		1,143,734		0		(7)
	07/2026			255	SEK		2,445		0		(3)
	07/2026			80	THB		2,637		0		(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

			$			$		$		$
	07/2026			7,752	TWD		244,618		0		(76)
	07/2026	ZAR		21,844			$1,331		0		0
	08/2026	CAD		466			329		0		0
	08/2026	COP		314,442			91		0		0
	08/2026	IDR		4,850,923			270		0		0
	08/2026	ILS		1,261			429		5		(1)
	08/2026	NOK		218			22		0		0
	08/2026			$515	BRL		2,690		2		0
	08/2026			215	DKK		1,408		1		0
	08/2026			502	GBP		380		2		0
	08/2026			527	INR		50,001		0		0
	08/2026			50	TWD		1,582		0		0
	08/2026			528	ZAR		8,766		5		0
	09/2026	COP		819,540			$224		0		(12)
	09/2026	EUR		100			114		0		0
	09/2026	IDR		4,401,432			242		0		(2)
	09/2026	INR		6,771			70		0		(1)
	09/2026	PEN		658			192		0		0
	09/2026	THB		74,824			2,278		13		(2)
	09/2026			$72	AUD		100		0		(2)
	09/2026			135	GBP		100		0		(2)
	09/2026			1,483	IDR		26,273,600		2		(27)
	09/2026			201	INR		19,058		0		0
	09/2026			265	NOK		2,500		0		(12)
	09/2026			58	NZD		100		0		(2)
	09/2026			1,175	QAR		4,279		1		0
	09/2026			139	SEK		1,300		0		(5)
	09/2026			50	THB		1,637		0		0
	10/2026	BRL		10,320			$1,898		5		(63)
	12/2026			$155	IDR		2,819,622		1		0
	04/2027	BRL		15,101			$2,799		45		0
BRC	07/2026	IDR		541,547			30		0		0
	07/2026	ILS		1,604			546		7		0
	07/2026	JPY		81,308			503		3		0
	07/2026	MYR		31,488			7,752		44		0
	07/2026	NZD		4,063			2,403		95		0
	07/2026	SGD		706			549		3		0
	07/2026	TRY		9,320			196		0		(2)
	07/2026			$306	MYR		1,255		2		0
	07/2026			190	TRY		9,109		3		0
	07/2026	ZAR		107,683			$6,630		66		0
	08/2026			$503	JPY		81,095		0		(3)
	09/2026			30	IDR		544,451		0		0
	09/2026			100	MYR		406		0		0
	09/2026			59	NZD		100		0		(2)
BSH	07/2026	BRL		500			$97		0		0
	07/2026	JPY		1,381,599			8,690		192		0
	07/2026	PEN		12,617			3,747		58		0
	07/2026			$100	BRL		500		0		(3)
	07/2026			2,832	NZD		5,012		15		0
	08/2026	NZD		5,012			$2,835		0		(15)
	09/2026	BRL		26,765			5,218		110		0
	09/2026	GBP		100			132		0		(1)
	09/2026	NOK		900			92		1		0
	09/2026			$1,568	CLP		1,380,946		0		(69)
	09/2026			24	PEN		82		0		0
	10/2026	BRL		19,500			$3,600		0		(96)
	12/2026	PEN		7,796			2,302		35		0
	04/2027	BRL		500			94		3		0
CBK	07/2026			466			90		0		0
	07/2026	CAD		1,327			953		17		0
	07/2026	CHF		928			1,165		16		0
	07/2026	COP		314,864			90		0		(2)
	07/2026	CZK		2,497			120		2		0
	07/2026	EUR		471			549		11		0
	07/2026	IDR		1,141,892			64		0		0
	07/2026	ILS		1,538			529		12		0
	07/2026	INR		44,542			472		2		0
	07/2026	KRW		74,888			49		1		0
	07/2026	NOK		2,430			251		5		0
	07/2026	PEN		5,242			1,536		16		(12)
	07/2026	SEK		1,446			157		7		0
	07/2026	TWD		4,111			129		1		0
	07/2026			$90	BRL		466		0		0
	07/2026			198	COP		682,347		1		0
	07/2026			210	DKK		1,348		0		(4)
	07/2026			3,866	EUR		3,315		0		(79)
	07/2026			567	HUF		173,676		0		(9)
	07/2026			407	IDR		7,296,781		1		0
	07/2026			460	INR		44,542		11		0
	07/2026			177	KRW		269,505		0		(3)
	07/2026			3,994	PEN		13,509		0		(44)
	07/2026			302	PLN		1,103		0		(9)
	07/2026			292	SEK		2,695		0		(14)
	07/2026			3,208	TWD		101,481		0		(24)
	07/2026	ZAR		1,808			$110		0		0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

			$			$		$		$
	08/2026	CLP		18,403			20		0		0
	08/2026	COP		100,310			29		0		0
	08/2026	ILS		1,859			631		6		0
	08/2026	PEN		444			130		0		0
	08/2026			$98	INR		9,290		0		0
	08/2026			0	SEK		3		0		0
	08/2026			268	ZAR		4,773		22		0
	09/2026	CLP		6,012,442			$6,693		165		0
	09/2026	COP		3,575,308			950		0		(78)
	09/2026	IDR		16,009,530			887		0		(2)
	09/2026	INR		7,048			74		0		0
	09/2026	MXN		567			33		1		0
	09/2026	PEN		1,773			518		1		0
	09/2026	PHP		9,909			161		1		0
	09/2026	SEK		600			62		0		0
	09/2026	THB		377,337			11,709		280		(1)
	09/2026			$2,201	CLP		1,911,108		0		(126)
	09/2026			335	IDR		5,977,547		0		(3)
	09/2026			153	MXN		2,742		3		0
	09/2026			53	PEN		180		0		(1)
	10/2026	PEN		16,675			$4,890		42		(10)
	11/2026			2,799			818		4		0
	12/2026			20,825			5,958		0		(98)
	12/2026			$480	IDR		8,728,735		1		0
	01/2027	PEN		924			$273		5		0
DUB	07/2026	CZK		3,903			187		4		0
	07/2026	IDR		989,541			55		0		0
	07/2026	ILS		0			0		0		0
	07/2026	INR		29,657			314		1		0
	07/2026	NOK		5,753			619		38		0
	07/2026	SGD		55			43		1		0
	07/2026	TWD		630			20		0		0
	07/2026			$170	INR		16,353		3		0
	07/2026			271	PLN		1,005		0		(4)
	07/2026			20	TWD		630		0		0
	07/2026	ZAR		50,013			$3,089		41		0
	08/2026			$10	PEN		33		0		0
	09/2026	IDR		15,290,709			$849		0		0
	09/2026			$71	AUD		100		0		(1)
	09/2026			306	IDR		5,518,284		2		(1)
	09/2026			254	INR		24,153		0		(1)
	09/2026			65	SEK		600		0		(3)
	12/2026			165	IDR		2,987,718		0		0
FAR	07/2026	BRL		1,704			$334		4		0
	07/2026	CHF		111			141		4		0
	07/2026	CNH		31,712			4,687		17		0
	07/2026	GBP		13,268			17,842		243		0
	07/2026	HUF		262			1		0		0
	07/2026	JPY		32,046			202		5		0
	07/2026	SEK		2,199			227		0		0
	07/2026	SGD		15,398			12,069		168		0
	07/2026	TWD		14,875			467		0		0
	07/2026			$329	BRL		1,704		1		0
	07/2026			17,494	CNH		118,994		29		0
	07/2026			657	HUF		202,843		0		(6)
	07/2026			39,842	JPY		6,446,504		0		(195)
	07/2026			1,466	PLN		5,377		0		(37)
	07/2026	ZAR		71,465			$4,331		0		(26)
	08/2026	CNH		118,733			17,494		0		(28)
	08/2026	ILS		104			36		1		0
	08/2026	JPY		6,429,635			39,842		196		0
	08/2026	PEN		3,414			1,010		12		0
	08/2026			$227	SEK		2,195		0		0
	09/2026	INR		111,906			$1,168		0		(8)
	09/2026	PEN		1,195			351		3		0
	09/2026	PLN		366			100		3		0
	09/2026	THB		7,544			233		5		0
	09/2026			$124	MXN		2,197		0		0
	09/2026			200	PLN		730		0		(6)
GLM	07/2026	BRL		13,199			$2,491		14		(80)
	07/2026	CLP		44,758			50		1		0
	07/2026	CNH		6,144			908		3		0
	07/2026	IDR		7,079,983			396		0		0
	07/2026	KRW		155,219			101		0		0
	07/2026	MYR		6,151			1,518		12		0
	07/2026	PLN		185			50		1		0
	07/2026	TRY		3,246			68		0		0
	07/2026			$2,566	BRL		13,199		7		(17)
	07/2026			14,829	CAD		21,102		50		0
	07/2026			395	IDR		7,079,983		1		0
	07/2026			1,131	KRW		1,744,956		1		(4)
	07/2026			145	MYR		594		0		0
	07/2026			121	PHP		7,406		0		0
	07/2026			310	TWD		9,804		0		(2)
	07/2026			2,514	ZAR		41,512		17		0
	08/2026	CAD		21,072			$14,829		0		(50)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

			$			$		$		$
	08/2026			$159	INR		15,259		2		0
	09/2026	COP		3,215,474			$896		0		(28)
	09/2026	IDR		12,194,777			674		1		(3)
	09/2026	INR		81,496			844		0		(12)
	09/2026	MXN		1,192			68		1		0
	09/2026	PEN		743			216		0		(1)
	09/2026	PHP		7,423			121		0		0
	09/2026	THB		11,743			364		8		0
	09/2026			$127	CHF		100		0		(2)
	09/2026			960	IDR		17,228,727		2		(5)
	09/2026			662	INR		63,512		5		0
	09/2026			158	MXN		2,759		0		(2)
	09/2026			210	MYR		852		0		(1)
	09/2026			39	THB		1,292		0		0
	12/2026			404	COP		1,573,110		39		0
	04/2027	BRL		3,700			$691		16		0
IND	07/2026			$376	DKK		2,410		0		(8)
JPM	07/2026	AUD		5,339			$3,806		110		0
	07/2026	BRL		8,966			1,707		3		(33)
	07/2026	CLP		72,681			80		1		0
	07/2026	CZK		1,552			73		0		0
	07/2026	HUF		2,849			9		0		0
	07/2026	ILS		3,539			1,190		4		(4)
	07/2026	INR		21,125			224		1		0
	07/2026	KRW		47,964			31		0		0
	07/2026	NZD		166			98		4		0
	07/2026	PHP		1,840			30		0		0
	07/2026	THB		1,332			40		0		0
	07/2026			$1,731	BRL		8,966		7		(1)
	07/2026			138	CNH		933		0		(1)
	07/2026			1,270	HUF		388,387		0		(23)
	07/2026			59	IDR		1,066,465		0		0
	07/2026			286	ILS		803		0		(16)
	07/2026			224	INR		21,125		0		(1)
	07/2026			46	KRW		71,201		0		0
	07/2026			2,245	NOK		22,037		0		(19)
	07/2026			1,688	PLN		6,154		0		(52)
	07/2026			211	THB		7,043		1		0
	08/2026	HKD		44,244			$5,656		5		0
	08/2026	ILS		1,433			488		6		0
	08/2026	NOK		19,341			1,953		0		0
	08/2026			$209	INR		19,811		0		0
	09/2026	CAD		300			$212		0		0
	09/2026	IDR		1,072,391			59		0		0
	09/2026	INR		502,525			5,266		0		(12)
	09/2026	MXN		9,326			536		6		0
	09/2026	THB		12,971			395		4		(2)
	09/2026			$144	CAD		200		0		(3)
	09/2026			309	INR		29,437		0		0
	09/2026			293	JPY		46,700		0		(4)
	09/2026			7,317	MXN		127,264		0		(86)
	09/2026			100	PHP		6,040		0		(2)
	09/2026			100	SGD		127		0		(1)
	09/2026			100	THB		3,238		0		(2)
	10/2026	BRL		2,600			$473		0		(19)
	10/2026			$1,023	BRL		5,382		0		(3)
	12/2026	MXN		435			$25		0		0
	12/2026			$187	MXN		3,292		0		(1)
	04/2027	BRL		800			$147		1		0
MBC	07/2026	AUD		268			192		7		0
	07/2026	CHF		15,703			20,029		596		(2)
	07/2026	CZK		1,481			71		1		0
	07/2026	DKK		4,879			744		0		(2)
	07/2026	EUR		2,875			3,329		44		0
	07/2026	GBP		333			446		4		0
	07/2026	IDR		97,243			5		0		0
	07/2026	ILS		227			81		5		0
	07/2026	INR		24,085			255		1		0
	07/2026	JPY		1,695,369			10,649		222		0
	07/2026	NOK		13,672			1,474		93		0
	07/2026	NZD		579			337		8		0
	07/2026	SEK		1,343			138		0		(1)
	07/2026			$2,913	AUD		4,223		11		0
	07/2026			1,146	CHF		905		0		(26)
	07/2026			578	EUR		501		0		(6)
	07/2026			35	IDR		638,838		0		0
	07/2026			393	INR		37,904		7		0
	07/2026			1,424	JPY		227,000		0		(28)
	07/2026			14,439	KRW		21,888,660		0		(288)
	07/2026			627	NOK		6,235		3		0
	08/2026	AUD		3,535			$2,437		0		(8)
	08/2026	NOK		8,117			817		0		(3)
	08/2026			$744	DKK		4,870		2		0
	08/2026			74	INR		7,017		0		0
	08/2026			138	SEK		1,340		1		0
	09/2026	AUD		300			$207		0		0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

			$			$		$		$
	09/2026	PLN		376			100		0		0
	09/2026	THB		6,580			197		0		(2)
	09/2026			$116	EUR		100		0		(2)
	09/2026			1,030	INR		98,546		5		(1)
MYI	07/2026	AUD		250			$175		2		0
	07/2026	NOK		1,270			136		8		0
	07/2026	PLN		376			100		0		0
	08/2026			$379	CHF		306		1		0
	09/2026	PEN		770			$224		0		(1)
	09/2026			$129	CHF		100		0		(4)
NGF	07/2026	IDR		6,553,374			$366		0		0
	07/2026			$368	IDR		6,553,374		0		(1)
	07/2026			398	INR		38,256		6		0
	08/2026			15	SEK		150		0		0
	09/2026	IDR		6,590,127			$368		2		0
	09/2026			$205	IDR		3,649,421		0		(3)
RYL	07/2026	PEN		68			$20		0		0
SCX	07/2026	CAD		1,000			717		12		0
	07/2026	INR		18,889			199		0		0
	07/2026			$3,461	CNY		23,618		8		0
	07/2026			138	IDR		2,473,593		0		0
	07/2026			523	INR		50,164		6		0
	07/2026			866	KRW		1,320,650		0		(12)
	07/2026			788	SGD		1,020		0		0
	08/2026	HKD		41,753			$5,338		5		0
	08/2026			$396	INR		37,901		4		0
	08/2026			468	NZD		826		2		0
	09/2026	CHF		100			$125		0		0
	09/2026	IDR		8,913,178			494		0		(1)
	09/2026	NZD		300			171		0		0
	09/2026	THB		6,071			186		3		0
	09/2026			$523	IDR		9,386,358		1		(3)
	09/2026			199	INR		19,015		0		0
SOG	07/2026	CNH		51,914			$7,674		29		0
	07/2026	EUR		53,441			62,342		1,279		0
	07/2026	JPY		3,352,291			21,101		484		0
	07/2026	SGD		24			18		0		0
	07/2026			$1,979	AUD		2,868		7		0
	07/2026			20,043	CHF		16,215		25		0
	07/2026			394	DKK		2,531		0		(7)
	07/2026			60,014	EUR		52,759		269		0
	07/2026			20	INR		1,921		0		0
	07/2026			12,432	SGD		16,100		12		0
	08/2026	AUD		2,868			$1,977		0		(7)
	08/2026	CAD		177			125		0		0
	08/2026	CHF		16,157			20,043		0		(25)
	08/2026	EUR		52,759			60,095		0		(269)
	08/2026	SGD		16,064			12,432		0		(13)
	08/2026			$18	SGD		24		0		0
	09/2026			117	EUR		100		0		(2)
	09/2026			134	GBP		100		0		(1)
	09/2026			181	JPY		28,900		0		(3)
SSB	07/2026	CAD		17,086			$12,391		343		0
	07/2026	CHF		96			123		3		0
	07/2026	KRW		15,328			10		0		0
	07/2026			$136	CAD		193		0		0
	07/2026			19,130	GBP		14,472		66		0
	08/2026	CAD		193			$136		0		0
	08/2026	COP		13,982,822			3,666		0		(381)
	08/2026	GBP		14,472			19,129		0		(66)
	09/2026	CLP		607,431			664		5		0
	09/2026			$100	KRW		152,152		0		(2)
UAG	07/2026			276	PLN		1,007		0		(8)
	09/2026	COP		24,881,774			$6,490		0		(660)
	09/2026	MXN		869			50		0		0
	09/2026	THB		1,203			37		0		0
	09/2026			$885	CLP		787,648		0		(30)
	11/2026	HUF		40,624	EUR		113		0		0

Total Forward Foreign Currency Contracts									$6,437		$(3,831)

PURCHASED OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)	Cost	Market Value
BOA	Put - OTC USD versus KRW	KRW	1,400.000	07/09/2026	744	$8	$0
	Put - OTC USD versus KRW		1,400.000	07/13/2026	466	3	0
	Put - OTC USD versus ZAR	ZAR	18.000	08/19/2026	2,210	97	211
JPM	Put - OTC USD versus KRW	KRW	1,400.000	09/04/2026	890	11	0

						$119	$211

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPTIONS

				$			$		$		$
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount(1)		Cost		Market Value
BOA	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.093%	01/04/2027		45,600		$32		$114
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		5.000	06/11/2027		39,600		50		38
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.063	07/06/2026		3,500		5		1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		2.972	08/04/2026		500		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.222	08/04/2026		300		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		2.965	08/05/2026		500		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.215	08/05/2026		300		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.840	08/06/2026		1,300		4		2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.067	08/12/2026		500		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.317	08/12/2026		300		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.075	08/14/2026		500		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.325	08/14/2026		300		4		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.394	08/28/2026		10,800		40		19
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750	09/04/2026		10,700		8		6
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.784	09/08/2026		600		2		2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750	10/19/2026		9,600		16		13
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750	10/23/2026		4,700		9		7
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.115	05/28/2027		9,300		30		30
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.188	06/07/2027		9,300		34		37
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.427	08/06/2035		1,400		123		105
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.427	08/06/2035		1,400		123		115
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.656	08/20/2035		1,400		121		115
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.656	08/20/2035		1,400		121		107
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.693	08/27/2035		2,100		181		175
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.693	08/27/2035		2,100		181		159
BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.786	08/06/2026		630		2		1
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay		2.300	05/28/2027		6,600		23		22
BRC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.110	08/23/2027		4,000		323		188
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.110	08/23/2027		5,200		420		311
CBK	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.166	08/06/2026		1,600		11		3
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.163	08/23/2027		304,200		1,528		488
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		3.163	08/23/2027		304,200		1,528		2,732
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750	10/09/2026		12,800		31		15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.158	06/01/2027		11,600		40		42
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.161	06/01/2027		11,600		40		42
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.628	08/20/2035		5,900		511		479
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.628	08/21/2035		4,800		415		389
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		5.000	06/11/2027		35,500		50		34
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.216	08/06/2026		2,100		15		3
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.206	09/04/2026		1,800		7		5

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

				$			$		$		$
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.216	09/04/2026		1,000		4		3
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.525	08/06/2026		23,300		126		10
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.394	08/28/2026		10,600		45		19
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.663	09/04/2026		600		1		1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750	12/07/2026		7,300		27		18
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.485	07/31/2035		3,600		317		277
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.485	07/31/2035		3,600		317		291
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.110	08/23/2027		11,700		944		550
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.110	08/23/2027		15,300		1,235		916
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750	08/03/2026		16,000		17		1
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		2.989	08/06/2026		700		6		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.239	08/06/2026		400		5		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		2.995	08/07/2026		500		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.245	08/07/2026		300		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.038	08/11/2026		600		5		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.288	08/11/2026		300		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.485	07/31/2035		5,900		520		454
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.485	07/31/2035		5,900		520		477
	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.296	02/04/2028		2,300		161		167
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.296	02/04/2028		2,300		161		127
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		3.857	10/07/2026		48,600		38		156
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.141	12/30/2026		49,700		37		112
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.082	01/04/2027		49,800		37		127
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.230	09/04/2026		700		2		2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.303	07/08/2026		2,100		5		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.255	08/03/2026		6,400		83		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.505	08/03/2026		5,700		113		1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.255	08/03/2026		5,700		84		9
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.819	08/06/2026		1,800		5		3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.048	08/10/2026		500		4		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		3.298	08/10/2026		300		4		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.373	08/10/2026		6,900		24		8
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.750	11/02/2026		1,400		5		2
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.485	08/07/2035		1,400		123		108
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.485	08/07/2035		1,400		123		113
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay		2.075	05/28/2027		11,800		21		21
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.520	08/13/2035		2,900		255		226
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.520	08/13/2035		2,900		255		232

										$11,697		$10,230

Total Purchased Options										$11,816		$10,441

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

WRITTEN OPTIONS:

CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES

			$			$		$		$
Counterparty	Description	Buy/Sell Protection	Exercise Rate		Expiration Date	Notional Amount(1)		Premiums (Received)		Market Value
GST	Call - OTC CDX.IG-46 5-Year Index	Buy		0.500%	07/15/2026		5,300		$(2)		$(2)
	Put - OTC CDX.IG-46 5-Year Index	Sell		0.600	07/15/2026		5,300		(8)		(1)
	Call - OTC CDX.IG-46 5-Year Index	Buy		0.525	08/19/2026		11,400		(11)		(14)
	Put - OTC CDX.IG-46 5-Year Index	Sell		0.650	08/19/2026		11,400		(14)		(4)
RBC	Put - OTC CDX.IG-46 5-Year Index	Sell		0.700	07/15/2026		5,400		(6)		0
	Put - OTC CDX.IG-46 5-Year Index	Sell		0.525	08/19/2026		3,700		(7)		(5)
	Put - OTC CDX.IG-46 5-Year Index	Sell		0.550	08/19/2026		3,600		(5)		(3)
	Put - OTC CDX.IG-46 5-Year Index	Sell		0.600	08/19/2026		24,600		(25)		(13)

									$(78)		$(42)

FOREIGN CURRENCY OPTIONS

			$			$		$		$
Counterparty	Description	Strike Price			Expiration Date	Notional Amount(1)		Premiums (Received)		Market Value
BOA	Put - OTC USD versus KRW	KRW		1,350.000	07/09/2026		744		$(3)		$0
	Put - OTC USD versus KRW			1,350.000	07/13/2026		466		(1)		0
	Put - OTC USD versus ZAR	ZAR		17.000	08/19/2026		4,410		(93)		(176)
JPM	Put - OTC USD versus KRW	KRW		1,350.000	09/04/2026		890		(4)		0
UAG	Call - OTC EUR versus HUF	HUF		375.000	11/10/2026		490		(8)		(4)

									$(109)		$(180)

INTEREST RATE SWAPTIONS

				$			$		$		$
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate		Expiration Date	Notional Amount(1)		Premiums (Received)		Market Value
CKL	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive		4.280%	08/28/2026		4,400		$(42)		$(37)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		4.004	07/08/2026		200		(1)		(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.284	07/08/2026		200		(1)		0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		3.875	07/24/2026		300		(1)		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay		4.135	07/24/2026		300		(1)		(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month GBP-SOFR	Receive		4.280	08/28/2026		4,000		(42)		(34)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		3.550	07/01/2026		2,100		(4)		0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive		3.877	08/10/2026		6,100		(24)		(24)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive		3.903	07/08/2026		5,700		(5)		(3)

										$(121)		$(100)

OPTIONS ON SECURITIES

		$			$		$		$
Counterparty	Description	Strike Price		Expiration Date	Notional Amount(1)		Premiums (Received)		Market Value
BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056		$99.422	09/08/2026		$900		$(2)		$(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056		100.625	08/06/2026		3,700		(15)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056		101.031	09/04/2026		3,600		(7)		(7)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056		92.891	07/06/2026		6,200		(25)		(3)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2056		93.969	07/06/2026		4,700		(10)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		89.641	08/06/2026		23,300		(122)		(10)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.188	08/06/2026		1,700		(3)		(1)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.383	08/06/2026		2,400		(5)		(2)
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 08/01/2056		96.875	08/06/2026		1,600		(5)		(5)
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 08/01/2056		95.531	08/06/2026		800		(2)		0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 09/01/2056		100.188	09/04/2026		900		(1)		(1)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056		101.469	08/06/2026		1,600		(2)		(2)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

		$			$		$		$
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056		101.000	09/04/2026		5,300		(9)		(9)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056		101.469	09/08/2026		4,600		(18)		(23)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2056		101.469	09/08/2026		4,600		(18)		(13)
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056		103.344	08/06/2026		2,000		(3)		(2)
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.500% due 08/01/2056		103.344	08/06/2026		2,000		(3)		(2)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2056		101.000	08/06/2026		4,100		(14)		(3)

								$(264)		$(89)

Total Written Options								$(572)		$(411)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046		$1,765	$(495)	$355	$0	$(140)
	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	1,540	346	(19)	327	0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		3,220	743	(58)	685	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046		$3,103	(891)	645	0	(246)
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030	EUR	2,311	526	(35)	491	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		5,110	1,182	(95)	1,087	0
MYC	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		780	181	(15)	166	0

							$1,592	$778	$2,756	$(386)

TOTAL RETURN SWAPS ON INDEXES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	Receive	RALVEIEN Index	538,846	4.440% (SOFR plus a specified spread)	Monthly	10/07/2026	$98,404	$0	$(362)	$0	$(362)
CBK	Receive	RALVEIUT Index	561,957	4.110% (SOFR plus a specified spread)	Monthly	07/15/2026	184,749	0	(630)	0	(630)
	Pay	NDDUWXUS Index	10,349	3.900% (SOFR plus a specified spread)	Monthly	08/19/2026	122,761	0	375	375	0
	Receive	RALVEIIT Index	157,077	4.330% (SOFR less a specified spread)	Monthly	12/09/2026	51,641	0	(186)	0	(186)
	Pay	NDUEEGF Index	48,294	3.690% (SOFR plus a specified spread)	Monthly	04/07/2027	45,845	0	136	136	0
FAR	Pay	S&P 500 Total Return Index	408	4.140% (SOFR plus a specified spread)	Monthly	07/08/2026	6,844	0	24	24	0
	Pay	S&P 500 Total Return Index	6,858	4.170% (SOFR plus a specified spread)	Monthly	07/08/2026	115,036	0	401	401	0
GST	Pay	S&P 500 Total Return Index	625	4.470% (SOFR plus a specified spread)	Maturity	07/01/2026	10,374	0	(92)	0	(92)
JPM	Pay	NDDUWXUS Index	869	3.900% (SOFR plus a specified spread)	Monthly	08/19/2026	10,308	0	19	19	0
	Receive	RALVEIEN Index	28,638	4.530% (SOFR plus a specified spread)	Monthly	10/06/2026	5,230	0	0	0	0
	Receive	RALVEIIT Index	75,609	4.330% (SOFR less a specified spread)	Monthly	12/09/2026	24,857	0	(66)	0	(66)
	Receive	RALVEIEN Index	152,457	4.310% (SOFR plus a specified spread)	Monthly	04/07/2027	27,842	0	(91)	0	(91)
MBC	Receive	RALVEIEN Index	25,821	4.160% (SOFR plus a specified spread)	Monthly	07/07/2027	6,060	0	0	0	0
MEI	Pay	NDUEEGF Index	21,859	3.860% (SOFR plus a specified spread)	Monthly	03/31/2027	20,751	0	55	55	0
MYI	Receive	RALVEIIN Index	23,397	3.786% (SOFR plus a specified spread)	Monthly	07/08/2026	5,491	0	(17)	0	(17)
	Receive	RALVEIEN Index	463,691	3.850% (SOFR plus a specified spread)	Monthly	10/07/2026	108,824	0	(325)	0	(325)
	Receive	RALVEIIN Index	611,412	3.760% (SOFR plus a specified spread)	Monthly	11/04/2026	143,492	0	(440)	0	(440)

								$0	$(1,199)	$1,010	$(2,209)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES

										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BPS	Receive	Janus Henderson AAA CLO ETF	21,418	3.210% (SOFR plus a specified spread)	Monthly	07/28/2026	$1,082	$0	$(3)	$0	$(3)
FAR	Pay	Amazon.com,Inc.	16,010	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	3,725	0	(89)	0	(89)
	Pay	NVIDIA Corp.	66,899	5.660% (SOFR plus a specified spread)	Maturity	07/29/2026	13,095	0	(281)	0	(281)
JPM	Pay	Janus Henderson AAA CLO ETF	21,418	3.560% (SOFR plus a specified spread)	Monthly	07/28/2026	1,081	0	3	3	0

								$0	$(370)	$3	$(373)

Total Swap Agreements								$1,592	$(791)	$3,769	$(2,968)

(k)

Securities with an aggregate market value of $11,354 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

	$		$		$		$
Category and Subcategory	Level 1		Level 2		Level 3		Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments		$0		$687		$0		$687
Corporate Bonds & Notes
Banking & Finance		0		16,596		0		16,596
Industrials		0		5,441		0		5,441
Utilities		0		940		0		940
U.S. Government Agencies		0		456,875		0		456,875
U.S. Treasury Obligations		0		15,495		0		15,495
Non-Agency Mortgage-Backed Securities		0		43,074		0		43,074
Asset-Backed Securities
Automobile ABS Other		0		2,146		0		2,146
Automobile Sequential		0		2,457		0		2,457
CMBS Other		0		13,580		0		13,580
Home Equity Other		0		28,123		0		28,123
Home Equity Sequential		0		79		0		79
Other ABS		0		33,000		993		33,993
Sovereign Issues		0		57,491		0		57,491
Common Stocks
Consumer Discretionary		3,816		0		0		3,816
Information Technology		13,386		0		0		13,386
Exchange-Traded Funds		79,630		0		0		79,630
Short-Term Instruments
Commercial Paper		0		9,476		0		9,476
Repurchase Agreements		0		4,400		0		4,400
Nigeria Treasury Bills		0		1,016		0		1,016
U.S. Treasury Bills		0		4,744		0		4,744

		$96,832		$695,620		$993		$793,445

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$		$
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$1,276		$0		$0		$1,276

Total Investments		$98,108		$695,620		$993		$794,721

Short Sales, at Value - Liabilities
U.S. Government Agencies		$0		$(54,624)		$0		$(54,624)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared		244		1,333		0		1,577
Over the counter		0		20,647		0		20,647

		$244		$21,980		$0		$22,224
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared		(635)		(1,085)		0		(1,720)
Over the counter		0		(6,824)		(386)		(7,210)

		$(635)		$(7,909)		$(386)		$(8,930)

Total Financial Derivative Instruments		$(391)		$14,071		$(386)		$13,294

Totals		$97,717		$655,067		$607		$753,391

There were no significant transfers into or out of Level 3 during the period ended June 30, 2026.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust